Financial income and expense - Summary of financial income (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of Detailed Information about Financial Income [Abstract]
Interest income, Financial assets measured at AC		¥ 50,925	¥ 37,580	¥ 22,399
Dividends, Financial assets measured at FVOCI		1,390	1,138	3,488
Gain on revaluation of equity instruments, Financial assets measured at FVPL	[1]	77,755	71,385
Other		8,954	15,494	5,171
Total financial services revenue		¥ 139,024	¥ 125,597	¥ 31,058

[1]	Shares of Spotify Technology S.A. (“Spotify”) held by Sony are classified as equity securities required to be measured at fair value through profit or loss. The revaluation of the Spotify shares, which reflect costs to be paid to Sony’s artists and distributed labels as well as the changes in the fair value of derivatives utilized to hedge exposure to market fluctuation risk, owned as of March 31, 2023, 2024 and 2025 resulted in an unrealized loss of 7,787 million yen (58 million U.S. dollars), an unrealized gain of 64,764 million yen (440 million U.S. dollars), and an unrealized gain of 0 million yen (0 million U.S. dollars), respectively.